Unaudited Condensed Consolidated Statements of Cash Flows	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (28,849,026)	$ (35,578,728)	$ (49,206,019)	$ (44,520,635)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	6,359,906	11,979,200	11,235,026	2,088,725
Non-cash lease expense	1,927,851	854,470	1,496,286
Depreciation on property and equipment, net	68,705	238,315	261,323	392,873
Interest income on loans receivable, net	(123,468)	(117,805)
Interest income on notes receivable, net		(23,217)	(34,665)
Interest income on promissory notes receivable from Triller LLC	(369,339)
Interest expense on convertible promissory notes payable, net	1,123,273
Interest expense on borrowings	599,906		784,479
Foreign exchange gain, net	(826,464)	(41,467)	(909,227)	2,643,261
Investment loss (income), net	36,900	(488,589)	6,878,869	8,937,431
Gain on disposal of property and equipment, net	(15,345)		(664,816)
Provision for allowance for expected credit losses	1,877,786	661,288	1,077,184
Change in fair value of warrant liabilities	4,281,454	(3,481)	(4,548)	(8,952)
Change in fair value of forward share purchase liability		82,182	82,182	5,392,293
Loss on settlement of forward share purchase agreement		378,895	378,895
Reversal of over-accruals staff bonus			(3,595,028)
Reversal of annual bonus accrued in prior year		(3,763,847)
Change in operating assets and liabilities:
Accounts receivable	669,476	(575,266)	(1,187,628)	(1,947,089)
Loans receivable	48,615	121,801	(15,656)	2,319,054
Deposits, prepayments, and other receivables	(553,891)	(2,938,425)	(2,495,082)	(198,512)
Accounts payable and accrued liabilities	(2,256,333)	5,546,602	6,894,066	10,877,792
Escrow liabilities	(3,158,868)	(8,934,670)	(12,670,774)	(4,998,181)
Lease liabilities	(1,455,929)	(645,303)	(1,130,008)
Income tax payable	(127,595)	(116,617)	542,982	(282,459)
Net cash used in operating activities	(20,742,386)	(33,364,662)	(42,282,159)	(19,304,399)
Cash flows from investing activities:
Proceeds from sale of long-term investments, net	2,152,251	3,976,657	3,976,657	1,853,473
Purchase of notes receivable, net		(589,086)	(589,086)
Purchase of long-term investments			(288,581)
Addition in long-term investments, related party				(16,228,690)
Dividends received from long-term investments, net		1,404,303	1,670,045	1,154,749
Proceeds from sale of notes receivable, net	412,360
Proceeds from disposal of property and equipment, net	15,345		6,127,576
Purchase of property and equipment		(104,778)	(104,846)	(968,367)
Net cash provided by investing activities	2,579,956	4,687,096	10,791,765	(14,188,835)
Cash flows from financing activities:
Advances from the holding company	15,612,799	6,303,641	9,342,972	9,752,275
Repayment of borrowings	(772,202)
Issue of promissory notes to Triller LLC	(19,975,000)
Proceeds from convertible promissory note payable, net	23,388,631
Settlement of forward share purchase agreement		(13,952,683)	(13,952,683)
Proceeds from borrowings		7,234,391	7,746,414	4,464,391
Repayments of borrowings			(6,026,937)
Proceeds from private placement			1,850,310
Dividend paid to the holding company				(17,437,805)
Cash proceeds from reverse recapitalization, net of redemption				15,356,580
Net cash provided by (used in) financing activities	18,254,228	(414,651)	(1,039,924)	12,135,441
Effect on exchange rate change on cash, cash equivalents and restricted cash	(19,113)	(26,484)	(85,689)	(429,542)
Net change in cash, cash equivalent and restricted cash	72,685	(29,118,701)	(32,616,007)	(21,787,335)
Beginning of period	18,678,065	51,294,072	51,294,072	73,081,407
End of period	18,750,750	22,175,371	18,678,065	51,294,072
Supplementary cash flow information:
Cash received from income tax refund			427,363	125,353
Cash paid for income taxes	227,348	172.223	172,334	531,592
Cash paid for interest	152,011	774,249	784,479	140,644
Cash received for interest	57,076	361,439	349,055	99,132
Supplemental disclosure of non-cash investing and financing activities
Issuance of common stock to settle payables	2,022,438	4,000,000
Forgiveness of amount due to the holding company		12,593,384	12,593,384	6,000,000
Issuance of ordinary shares to settle finder fee			4,000,000
Issuance of ordinary shares to settle payables				7,203,070
Purchase of property and equipment, through earnest deposit				7,182,131
Special dividend to the holding company offset with amount due from the holding company				29,562,195
Transaction costs in related to Business Combination				8,308,754
Liability assumed related to forward share purchase agreement				13,491,606
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		12,512,585	12,512,585
Cash and cash equivalents	5,092,776	1,622,425	1,861,223	6,449,876
Restricted cash	13,657,974	20,552,946	16,816,842	44,844,196
Total cash, cash equivalents and restricted cash	$ 18,750,750	$ 22,175,371	$ 18,678,065	$ 51,294,072